PREPAYMENT AND OTHER CURRENT ASSETS	3 Months Ended
Dec. 31, 2013
PREPAYMENT AND OTHER CURRENT ASSETS
5.	PREPAYMENT AND OTHER CURRENT ASSETS

Prepayment and other current assets consisted of the following:

	Notes	As of September 30, 2013	As of December 31, 2013
		US$	US$
Advance to the suppliers	(1)	1,873	2,262
Prepaid expenses		1,034	1,418
Current portion of receivables related to ITAT program	(2)	285	—
Funds receivable	(3)	285	339
Deposits		11	15
Others		599	603

Prepayment and other current assets, net		4,087	4,637

(1)	Advance to the suppliers represents interest-free cash deposits paid to suppliers for future purchase of raw materials and finished goods. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and is monitored on a regular basis by management. A charge to cost of sales will be recorded in the period in which a loss is incurred. To date, the Group has not experienced any loss of advances to suppliers.
(2)	Current portion of receivables represent the current portion of prepaid service fee for obtaining government authorization to provide the ITAT program, an information technique application training program, for ten years, starting from 2010. The group amortized such prepayment on a straight-line basis. In 2013, the Group ceased a series of cooperation on ITAT program. Based on the termination agreement signed in July 2013, the remaining unamortized prepaid service fee will be repaid within next 48 months. Accordingly, as of September 30, 2013, US$285 and US$171 were recorded as current portion and non-current portion of receivables, respectively, due from the government agency. During three months ended December 31, 2013, both the current and non-current portion of receivables due from the government agency were received by the Group.
(3)	Funds receivable arise due to the time taken to clear customers’ payment transactions through external payment networks. When customers remit fees to the Group via external payment networks using their bank account or credit card, there is a clearing period before the cash is received by the Group which usually takes one to three business days. These fees are recorded as a receivable until the cash is received.